Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	$ 5,395,143,170	$ 5,041,221,350
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value	5,074,366,777	4,720,108,523
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	262,534,487	263,586,404
EBP, Note Receivable from Participant	32,163,148	31,728,755
EBP, Investment, Fair Value	5,336,901,264	4,983,694,927
EBP, Employer Contribution, Receivable	25,423,454	25,797,668
EBP, Participant Contribution, Receivable	655,304	0
EBP, Receivable	$ 58,241,906	$ 57,526,423